SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS	12 Months Ended
Mar. 31, 2025
Supplemental of cash flow informations [abstract]
SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS [Text Block]

13. SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS

Changes in non-cash working capital balances consist of:

	March 31,	March 31,
	2025	2024
	$	$
Accounts and other receivables	(906,215)	272,478
Inventories	397,476	(70,251)
Prepaids and deposits	187,707	728,211
Accounts payable and accrued liabilities	1,797,002	(15,549)
Total change in non-cash working capital balances	1,475,970	914,889

Supplementary disclosures:

Change in accounts payable relating to property and equipment	$-	$(105,264)

During the year ended March 31, 2025, 1,250,000 (2024: 1,900,000) stock options were exercised using a "cashless" exercise method whereby 387,249 (2024: 472,304) fewer shares were issued than options exercised as compensation for the $534,500 (2024: $958,000) in cash that would have otherwise been received by the Company upon exercise.

Cash and cash equivalents are comprised of:	March 31,	March 31,
	2025	2024
	$	$
Cash in bank	121,481	521,420
Cashable guaranteed investment certificate, variable rate, matured January 2025	-	3,000,000
Total cash and cash equivalents	121,481	3,521,420